Transactions with Related Parties, textual 2 (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Payments to joint venture		$ 250
Gain/(Loss) from Equity Method Investments (Note 2(c))	$ 767	(198)
Management Fees to Related Party	228	854
Investments in related parties	$ 8,122		$ 7,644
Diana Wilhelmsen Management Limited
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Equity Method Investments	$ 378
Provision for credit loss	300
Diana Wilhelmsen Management Limited
Related Party Transaction [Line Items]
Gain/(Loss) from Equity Method Investments (Note 2(c))	767	(198)
Diana Wilhelmsen Management Limited | Management Agreements [Member]
Related Party Transaction [Line Items]
Due from Related Parties	98	952
Management Fee Expense	228	854
Commissions	$ 83	108
Each 50% shareholder of DWM | Diana Wilhelmsen Management Limited
Related Party Transaction [Line Items]
Payments to joint venture		$ 250